Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 135,975	$ 528,742
Prepaid expenses and other current assets	59,000	23,017
Due from Related Party	7,335
Total Current Assets	202,310	551,759
Cash and marketable securities held in Trust Account	81,055,288	80,536,183
Total Assets	81,257,598	81,087,942
Current liabilities
Accounts payable and accrued expenses	398,748	42,281
Promissory note – related party		32,291
Total Current Liabilities	398,748	74,572
Warrant Liabilities	9,033,095	9,078,166
Total Liabilities	9,431,843	9,152,738
Commitments
Class A ordinary shares subject to possible redemption, 6,636,795 and 6,690,513 shares at redemption value at December 31, 2020 and 2019, respectively	$ 66,825,754	$ 66,935,203
Shareholders’ Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 1,413,205 and 1,359,487 shares issued and outstanding (excluding 6,636,795 and 6,690,513 shares subject to possible redemption) at December 31, 2020 and 2019, respectively	$ 141	$ 136
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 2,082,500 shares issued and outstanding at December 31, 2020 and 2019	208	208
Additional paid-in capital	5,643,445	5,534,001
Accumulated deficit	(643,793)	(534,344)
Total Shareholders’ Equity	5,000,001	5,000,001
Total Liabilities and Shareholders’ Equity	$ 81,257,598	$ 81,087,942